Expense Example (American High-Income Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American High-Income Bond Trust
Expense Example:
Year 1	$ 116
Year 3	362
Year 5	628
Year 10	1,386
Series II, American High-Income Bond Trust
Expense Example:
Year 1	131
Year 3	409
Year 5	708
Year 10	1,556
Series III, American High-Income Bond Trust
Expense Example:
Year 1	81
Year 3	252
Year 5	439
Year 10	$ 978